Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary Of Impact Of Rightofuse Asset And Lease Liabilities Included In Consolidated Statement Of Financial Position
Impact on the consolidated statement of financial position as at January 1, 2019

Right-of-use assets	56,758
Decrease of right-of-use assets for lease incentives	(960)
Decrease of other liabilities for lease incentives	960
Lease liabilities	(56,758)

Retained earnings	—

Summary Of Valuation Of Operating Lease Liabilites As On Opening Date
Reconciliation of operating lease to lease liabilities as at January 1, 2019

Operating lease commitments as at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	80,740
Effect due to discounted using the incremental borrowing rate as at January 1, 2019	63,320
Effect due to recognition exemption for leases of low-value assets	(33)
Effect due to recognition exemption for leases with less than 12 months of lease term at transition	(1,744)
Effect due to extension options and other	(4,785)

Lease liabilities recognised as at January 1, 2019	56,758

Summary of Measurement of Financial Assets and Financial Liabilities
The following tables show the original measurement categories under previous Italian GAAP and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at January 1, 2018.

	Original classification under previous GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9
Financial assets
Other non-current receivables	Amortised cost	Amortised cost	1,402	1,402
Trade receivables	Amortised cost	Amortised cost	37,549	37,512
Other current receivables	Amortised cost	Amortised cost	12,910	12,910
Cash and cash equivalents	Amortised cost	Amortised cost	55,035	55,035
Gains on derivative financial instruments	FVTPL	FVTPL	339	339

Total financial assets			107,235	107,198

	Original classification under previous GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9
Financial liabilities
Long-term borrowings	Amortised cost	Amortised cost	25,717	25,717
Bank overdrafts and short-term borrowings	Amortised cost	Amortised cost	25,967	25,967
Trade payables	Amortised cost	Amortised cost	76,035	76,035
Other payables	Amortised cost	Amortised cost	27,587	27,587
Losses on derivative financial instruments	FVTPL	FVTPL	267	267

Total financial liabilities			155,573	155,573